Gain from Vessel Early Redelivery and Other (Income) / Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain from Vessel Early Redelivery and Other (Income) / Expenses [Abstract]
Gain from vessel early redelivery	$ 0	$ 2,267,818	$ 0
Insurance claim recoveries		218,634	703,422
Cash compensation received by KLC		402,596	29,137
Voluntary special contribution	$ 250,283